Equity Investments (Details 3) (USD $)	1 Months Ended	0 Months Ended							3 Months Ended		12 Months Ended
	Mar. 31, 2012 Tudou	Aug. 24, 2012 Youku	Aug. 24, 2012 Youku Tudou	Mar. 12, 2012 Youku Tudou	Dec. 31, 2012 Equity securities	Dec. 31, 2011 Equity securities	Dec. 31, 2011 Equity securities Tudou	Dec. 31, 2012 Equity securities Youku Tudou	Sep. 30, 2012 Equity securities MCOX	Jun. 30, 2012 Equity securities MCOX	Dec. 31, 2012 Equity securities MCOX	Dec. 31, 2011 Equity securities MCOX	Dec. 31, 2012 Equity securities Others	Dec. 31, 2011 Equity securities Others
Available for Sale Securities
Cost Basis					$ 80,135,000	$ 87,121,000	$ 66,407,000	$ 67,425,000			$ 6,709,000	$ 15,081,000	$ 6,001,000	$ 5,633,000
Gross Unrealized Gains					8,644,000	17,281,000							8,644,000	17,281,000
Gross Unrealized Losses					(660,000)	(40,538,000)	(38,215,000)				(660,000)	(2,323,000)
Fair value					88,119,000	63,864,000	28,192,000	67,425,000			6,049,000	12,758,000	14,645,000	22,914,000
Impairment charge									4,200,000	4,200,000	8,400,000
Unrealized gain (loss)					8,000,000
Percentage of stock-for-stock transaction under merger				100.00%
Number of Youku's ADS was converted to for each Tudou's ADS held by SINA			1.595
Number of ADS received on conversion of ADS of Tudou		3,700,000
Total fair value of ADSs of Youku held by the Company on the merger completion date		67,400,000
Investment gain recognized as a result of merger	$ 3,000,000		$ 7,200,000
Number of shares disposed	250,000